SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (82.12%)
AEROSPACE/DEFENSE (2.16%)
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	$1,657	$ 1,633,208
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	463	459,562
Northrop Grumman Corp., Sr. Unsec. Notes, 3.250%, 01/15/28(b)	Baa1/BBB+	365	340,287
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29	Baa1/BBB+	500	559,486
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/A-	700	561,417
Rolls-Royce PLC, Co. Gty., 5.750%, 10/15/27, 144A(b)	Ba3/BB	369	359,642
TransDigm, Inc., Sr. Sec. Notes, 6.750%, 08/15/28, 144A(b)	Ba3/B+	90	90,350
			4,003,952
AGRICULTURE (0.73%)
Altria Group, Inc., Co. Gty., 4.800%, 02/14/29(b)	A3/BBB	97	94,287
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	311,939
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	382,010
Philip Morris International, Inc., Sr. Unsec. Notes, 5.625%, 11/17/29(b)	A2/A-	90	91,671
Philip Morris International, Inc., Sr. Unsec. Notes, 2.100%, 05/01/30(b)	A2/A-	580	479,743
			1,359,650
AIRLINES (3.59%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba2/BB-	246	228,031
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/A	191	184,651
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	Baa1/NA	782	719,730
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	Baa1/NA	1,158	1,027,474
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	Baa1/A-	682	593,071
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba2/NA	354	349,188
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba2/NA	162	157,321
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A	103	94,033
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	100	97,978
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	202,749
JetBlue Airways Corp. Pass Through Certs., Series 2020-1, Class A, 4.000%, 11/15/32	A2/NA	898	817,799
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB	65	61,727
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB	318	289,759
United Airlines, Inc. Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Baa3/NA	527	494,294
United Airlines, Inc. Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	A2/NA	353	323,493
United Airlines, Inc. Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A2/NA	939	786,069
United Airlines, Inc. Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	A3/A+	229	226,525
			6,653,892
AUTO MANUFACTURERS (2.28%)
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba2/BB+	1,000	1,122,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.370%, 11/17/23	Ba2/BB+	500	494,914
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.300%, 02/10/25(b)	Ba2/BB+	1,199	1,120,943
General Motors Co., Sr. Unsec. Notes, 6.800%, 10/01/27(b)	Baa2/BBB	405	420,550
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa2/BBB	1,027	887,000
Stellantis Finance US, Inc., Co. Gty., 2.691%, 09/15/31, 144A(b)	Baa2/BBB	221	176,531
			4,222,438
BANKS (13.47%)
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR + 1.874%), 4.263%, 04/10/25, 144A(b),(c)	A3/BBB	582	568,619
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.330%), 2.972%, 02/04/33(b),(c)	A1/A-	2,655	2,212,217
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/10/25(b),(c),(d)	Ba1/BB+	635	542,131
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	89,241
Citigroup, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.887%), 4.658%, 05/24/28(b),(c)	A3/BBB+	1,302	1,269,215
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.600%), 3.980%, 03/20/30(b),(c)	A3/BBB+	500	461,670
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.825%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,042,168
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	956,165
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	854,712
Comerica, Inc., Sr. Unsec. Notes, 3.700%, 07/31/23(b)	Baa1/BBB+	782	779,216
Credit Agricole SA, Sub. Notes, (USD 5 yr. Swap Semi 30/360 US + 1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	912,231
Credit Suisse AG, Sr. Unsec. Notes, (SOFRINDX + 1.260%), 6.349%, 02/21/25(e)	A3+/A	1,250	1,219,352
Deutsche Bank AG, Sr. Unsec. Notes, (SOFRRATE + 3.180%), 6.720%, 01/18/29(b),(c)	Baa1/BBB-	254	254,273
Deutsche Bank AG, Sub. Notes, (SOFRRATE + 3.650%), 7.079%, 02/10/34(b),(c)	Baa3/BB+	316	292,196
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.750%), 7.023%, 10/28/27(b),(e)	A2/BBB+	550	558,984
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.725%), 4.482%, 08/23/28(b),(c)	A2/BBB+	703	679,334
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.980%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	2,180	2,690,414
HSBC USA, Inc., Sr. Unsec. Notes, 3.750%, 05/24/24	A1/A-	1,955	1,918,327
ING Groep NV, Sr. Unsec. Notes, (SOFRRATE + 1.640%), 3.869%, 03/28/26(b),(c)	Baa1/A-	782	750,862
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.845%), 5.350%, 06/01/34(b),(c)	A1/A-	400	402,995
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
Morgan Stanley, Sub. Notes, 4.350%, 09/08/26	Baa1/BBB+	$1,500	$ 1,448,179
PNC Financial Services Group, Inc., Jr. Sub. Notes, (TSFR3M + 3.562%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	650,787
Santander Holdings USA, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.356%), 6.499%, 03/09/29(b),(c)	Baa3/BBB+	134	132,575
Synchrony Bank, Sr. Unsec. Notes, 5.400%, 08/22/25(b)	NA/BBB	305	291,588
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	968,440
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.361%), 5.867%, 06/08/34(b),(c)	A3/A-	111	111,007
UBS Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.560%), 2.593%, 09/11/25, 144A(b),(c)	A3/A-	1,242	1,183,721
US Bancorp, Sr. Unsec. Notes, (SOFRRATE + 2.260%), 5.836%, 06/12/34(b),(c)	A3/A	161	162,074
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	1,162	1,023,025
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.750%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	577,646
			25,003,364
BEVERAGES (0.59%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	A3/A-	645	627,066
Anheuser-Busch Cos. LLC, Co. Gty., 4.900%, 02/01/46(b)	A3/A-	446	425,011
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.200%, 01/15/39	A3/A-	27	35,162
			1,087,239
BIOTECHNOLOGY (0.74%)
Amgen, Inc., Sr. Unsec. Notes, 5.250%, 03/02/30(b)	Baa1/BBB+	106	106,166
Amgen, Inc., Sr. Unsec. Notes, 5.650%, 03/02/53(b)	Baa1/BBB+	255	257,630
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	747,311
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	255,451
			1,366,558
BUILDING MATERIALS (0.30%)
Masonite International Corp., Co. Gty., 3.500%, 02/15/30, 144A(b)	Ba2/BB+	53	44,520
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	Ba3/BB-	548	516,844
			561,364
CHEMICALS (2.76%)
Alpek SAB de CV, Co. Gty., 3.250%, 02/25/31, 144A(b)	Baa3/BBB-	418	337,786
Braskem Idesa SAPI, Sr. Sec. Notes, 7.450%, 11/15/29, 144A(b)	NA/B+	273	181,258
Braskem Idesa SAPI, Sr. Sec. Notes, 6.990%, 02/20/32, 144A(b)	NA/B+	528	341,998
Braskem Netherlands Finance BV, Co. Gty., 4.500%, 01/31/30, 144A	NA/BBB-	523	449,339
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	457	369,190
Celanese US Holdings LLC, Co. Gty., 6.165%, 07/15/27(b)	Baa3/BBB-	787	784,336
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	371	294,511
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96	Baa1/BBB	2,000	2,355,155
			5,113,573
COMMERCIAL SERVICES (2.63%)
Adani Ports & Special Economic Zone, Ltd., Sr. Unsec. Notes, 3.375%, 07/24/24, 144A	Baa3/BBB-	1,061	1,013,166
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	514,008
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	181,439
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	Baa1/A-	1,500	1,712,936
Global Payments, Inc., Sr. Unsec. Notes, 3.200%, 08/15/29(b)	Baa3/BBB-	650	565,673
Global Payments, Inc., Sr. Unsec. Notes, 5.400%, 08/15/32(b)	Baa3/BBB-	274	266,906
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba3/BB	559	493,099
Triton Container International, Ltd., Co. Gty., 3.150%, 06/15/31, 144A(b)	NA/BBB-	167	127,877
			4,875,104
COMPUTERS (0.66%)
Dell International LLC, Co. Gty., 3.450%, 12/15/51, 144A(b)	Baa2/BBB	529	354,284
Dell International LLC, Sr. Unsec. Notes, 5.850%, 07/15/25(b)	Baa2/BBB	342	343,192
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa2/BBB	209	255,569
Kyndryl Holdings, Inc., Sr. Unsec. Notes, 2.050%, 10/15/26(b)	Baa2/BBB-	326	281,202
			1,234,247
DIVERSIFIED FINANCIAL SERVICES (1.68%)
AerCap Ireland Capital DAC, Co. Gty., 3.300%, 01/30/32(b)	Baa2/BBB	1,122	918,821
Discover Financial Services, Sr. Unsec. Notes, 6.700%, 11/29/32(b)	Baa2/BBB-	690	710,500
LSEGA Financing PLC, Co. Gty., 1.375%, 04/06/26, 144A(b)	A3/A	612	545,474
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	220,116
Nasdaq, Inc., Sr. Unsec. Notes, 5.350%, 06/28/28(b)	Baa2/BBB	147	147,180
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
Nasdaq, Inc., Sr. Unsec. Notes, 5.950%, 08/15/53(b)	Baa2/BBB	$ 38	$ 38,862
Synchrony Financial, Sr. Unsec. Notes, 2.875%, 10/28/31(b)	NA/BBB-	747	542,386
			3,123,339
ELECTRIC (8.05%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	878	800,306
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	544	464,512
American Electric Power Co., Inc., Jr. Sub. Notes, 2.031%, 03/15/24	BBB-/BBB+	1,952	1,896,437
Berkshire Hathaway Energy Co., Sr. Unsec. Notes, 2.850%, 05/15/51(b)	A3/A-	1,000	645,019
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	866,707
CenterPoint Energy Houston Electric LLC, 5.300%, 04/01/53(b)	A2/A	53	54,106
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.900%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	183,688
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	185,138
Duke Energy Corp., Sr. Unsec. Notes, 5.000%, 08/15/52(b)	Baa2/BBB	745	680,134
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba1/BB+	638	557,548
EDP Finance BV, Co. Gty., 6.300%, 10/11/27, 144A	Baa2/BBB	200	205,028
Electricite de France SA, Jr. Sub. Notes, (H15T5Y + 5.411%), 9.125%, 03/15/33, 144A(b),(c),(d)	Ba2/NA	200	205,096
Enel Finance America LLC, Co. Gty., 7.100%, 10/14/27, 144A(b)	Baa1/BBB+	200	210,075
Enel Finance International NV, Co. Gty., 7.500%, 10/14/32, 144A(b)	Baa1/BBB+	200	221,662
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A+	917	762,688
FirstEnergy Corp., Sr. Unsec. Notes, 5.100%, 07/15/47(b),(f)	Ba1/BB+	1,570	1,408,329
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,676,592
Indiana Michigan Power Co., Sr. Unsec. Notes, 5.625%, 04/01/53(b)	A3/A-	38	38,941
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	417,832
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	266,253
Light Servicos de Eletricidade SA, Co. Gty., 4.375%, 06/18/26, 144A(b)	NA/NA	456	182,435
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	529,101
New England Power Co., Sr. Unsec. Notes, 5.936%, 11/25/52, 144A(b)	A3/BBB+	356	371,589
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa3/BBB-	391	333,895
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa3/BBB-	617	391,375
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	212,380
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	730,769
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	447,588
			14,945,223
ENGINEERING & CONSTRUCTION (0.21%)
Sydney Airport Finance Co. Pty, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	382,870

ENTERTAINMENT (0.43%)
Caesars Entertainment, Inc., Sr. Sec. Notes, 7.000%, 02/15/30, 144A(b)	Ba3/B+	178	178,754
Caesars Entertainment, Inc., Sr. Unsec. Notes, 8.125%, 07/01/27, 144A(b)	B3/B	188	192,339
Warnermedia Holdings, Inc., Co. Gty., 3.638%, 03/15/25	Baa3/BBB-	441	425,078
			796,171
FOOD (1.01%)
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa1/BBB+	363	290,979
JBS USA LUX SA, Co. Gty., 3.625%, 01/15/32, 144A(b)	Baa3/NA	211	171,214
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa2/BBB	346	342,696
Kroger Co., Sr. Unsec. Notes, 5.400%, 01/15/49(b)	Baa1/BBB	68	66,866
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB+	213	152,493
NBM US Holdings, Inc., Co. Gty., 7.000%, 05/14/26, 144A(b)	NA/BB+	885	858,397
			1,882,645
FOREST PRODUCTS & PAPER (0.16%)
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	299,575

GAS (1.96%)
NiSource, Inc., Sr. Unsec. Notes, 5.250%, 03/30/28(b)	Baa2/BBB+	51	50,958
NiSource, Inc., Sr. Unsec. Notes, 5.400%, 06/30/33(b)	Baa2/BBB+	191	191,044
Piedmont Natural Gas Co., Inc., Sr. Unsec. Notes, 3.500%, 06/01/29(b)	A3/BBB+	1,120	1,014,192
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/BBB+	992	997,357
Southern Co. Gas Capital Corp., Co. Gty., 3.950%, 10/01/46(b)	Baa1/BBB+	539	415,053
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/BBB+	1,164	965,197
			3,633,801
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB	$ 329	$ 274,187

HEALTHCARE-SERVICES (0.36%)
CommonSpirit Health, Sr. Sec. Notes, 2.782%, 10/01/30(b)	Baa1/A-	432	363,287
HCA, Inc., Co. Gty., 3.125%, 03/15/27, 144A(b)	Baa3/BBB-	119	109,280
Tenet Healthcare Corp., Sr. Sec. Notes, 4.875%, 01/01/26(b)	B1/BB-	201	195,760
			668,327
HOUSEWARES (0.07%)
Newell Brands, Inc., Sr. Unsec. Notes, 6.625%, 09/15/29(b)	Ba1/BB+	139	133,253

INSURANCE (7.25%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	Baa1/A	200	147,520
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	Baa1/A	400	330,190
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.120%), 6.500%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,134,219
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A	Baa3/BBB+	2,250	2,322,494
Guardian Life Insurance Co. of America, Sub. Notes, 4.850%, 01/24/77, 144A	Aa3/AA-	148	122,876
Jackson National Life Global Funding, 1.750%, 01/12/25, 144A	A2/A	656	608,799
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	182,580
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR + 7.120%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,299,480
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	164,914
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	832,599
MetLife, Inc., Jr. Sub. Notes, 6.400%, 12/15/36(b)	Baa2/BBB	637	635,756
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,290,699
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,227,724
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	A3/A-	500	561,605
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	276,483
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	116,711
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,197,925
			13,452,574
INTERNET (0.55%)
Meta Platforms, Inc., Sr. Unsec. Notes, 4.450%, 08/15/52(b)	A1/AA-	500	434,879
Netflix, Inc., Sr. Unsec. Notes, 5.875%, 11/15/28	Baa3/BBB	193	199,107
Prosus NV, Sr. Unsec. Notes, 4.987%, 01/19/52, 144A(b)	Baa3/BBB	540	389,021
			1,023,007
LODGING (0.54%)
Sands China, Ltd., Sr. Unsec. Notes, 3.350%, 03/08/29(b),(f)	Baa2/BB+	200	166,680
Sands China, Ltd., Sr. Unsec. Notes, 4.875%, 06/18/30(b),(f)	Baa2/BB+	260	231,441
Wynn Macau, Ltd., Sr. Unsec. Notes, 5.625%, 08/26/28, 144A(b)	B2/B+	690	602,025
			1,000,146
MACHINERY-DIVERSIFIED (0.30%)
TK Elevator US Newco, Inc., Sr. Sec. Notes, 5.250%, 07/15/27, 144A(b)	B1/B+	600	554,418

MEDIA (6.22%)
AMC Networks, Inc., Co. Gty., 4.250%, 02/15/29(b)	Ba3/BB-	621	333,829
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB-	1,017	812,114
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	389	332,692
Comcast Corp., Co. Gty., 7.050%, 03/15/33	A3/A-	2,000	2,304,959
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,588,870
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	522,078
CSC Holdings LLC, Co. Gty., 6.500%, 02/01/29, 144A(b)	B1/B	698	564,120
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	Caa1/CCC+	1,336	594,482
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa2/BBB+	159	164,711
Paramount Global, Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa2/BBB-	641	536,878
Paramount Global, Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB-	179	174,077
Time Warner Cable Enterprises LLC, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,496,946
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B	200	159,194
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	Caa3/CCC-	443	166,111
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/A-	1,400	1,799,634
			11,550,695
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
MINING (0.31%)
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	$ 339	$ 290,891
Newcrest Finance Pty, Ltd., Co. Gty., 3.250%, 05/13/30, 144A(b)	Baa2/BBB	319	281,227
			572,118
OIL & GAS (3.64%)
Aker BP ASA, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa2/BBB	426	352,353
BP Capital Markets PLC, Co. Gty., (H15T5Y + 4.036%), 4.375%, 06/22/25(b),(c),(d)	Baa1/BBB	675	647,494
CITGO Petroleum Corp., Sr. Sec. Notes, 7.000%, 06/15/25, 144A(b)	B3/B+	248	243,350
CVR Energy, Inc., Co. Gty., 5.250%, 02/15/25, 144A(b)	B1/B+	387	373,122
Ecopetrol SA, Sr. Unsec. Notes, 8.625%, 01/19/29(b)	Baa3/BB+	232	232,534
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.750%, 01/30/28, 144A(b)	Ba2/BB+	473	462,679
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,289,944
Parkland Corp., Co. Gty., 4.500%, 10/01/29, 144A(b)	Ba3/BB	667	577,690
Petroleos Mexicanos, Co. Gty., 5.950%, 01/28/31(b)	B1/BBB	552	403,203
Petroleos Mexicanos, Co. Gty., 6.950%, 01/28/60(b)	B1/BBB	195	121,598
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	708,843
Valero Energy Corp., Sr. Unsec. Notes, 8.750%, 06/15/30	Baa2/BBB	1,000	1,179,544
Valero Energy Corp., Sr. Unsec. Notes, 4.000%, 06/01/52(b)	Baa2/BBB	215	161,778
			6,754,132
OIL & GAS SERVICES (0.16%)
Baker Hughes Holdings LLC, Sr. Unsec. Notes, 2.061%, 12/15/26(b)	A3/A-	326	293,568

PACKAGING & CONTAINERS (0.43%)
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	Caa1/B+	200	158,394
LABL, Inc., Sr. Sec. Notes, 5.875%, 11/01/28, 144A(b)	B2/B-	173	157,323
Sealed Air Corp, Co. Gty., 6.125%, 02/01/28, 144A(b)	Ba2/BB+	28	27,792
Sealed Air Corp., Sr. Sec. Notes, 1.573%, 10/15/26, 144A(b)	Baa2/BBB-	524	455,695
			799,204
PHARMACEUTICALS (1.14%)
AbbVie, Inc., Sr. Unsec. Notes, 4.050%, 11/21/39(b)	Baa1/BBB+	615	534,310
CVS Health Corp., Sr. Unsec. Notes, 5.875%, 06/01/53(b)	Baa2/BBB	151	154,884
Organon & Co, Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba2/BB	200	177,504
Pfizer Investment Enterprises Pte, Ltd., Co. Gty., 5.300%, 05/19/53(b)	A1/A+	265	275,403
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.000%, 11/26/28(b)	Baa1/BBB+	500	496,919
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa1/BBB+	684	481,049
			2,120,069
PIPELINES (7.14%)
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32(b)	Ba1/BBB-	91	74,859
Cheniere Energy Partners LP, Co. Gty., 5.950%, 06/30/33, 144A(b)	Ba1/BBB-	92	92,386
Crestwood Midstream Partners LP, Co. Gty., 7.375%, 02/01/31, 144A(b)	Ba3/BB	36	35,483
DT Midstream, Inc., Sr. Sec. Notes, 4.300%, 04/15/32, 144A(b)	Baa2/BBB-	432	373,886
EIG Pearl Holdings Sarl, Sr. Sec. Notes, 4.387%, 11/30/46, 144A	A1/NA	700	547,820
Enbridge, Inc., Sub. Notes, (3M LIBOR + 3.890%), 6.000%, 01/15/77(b),(c)	Baa3/BBB-	750	695,680
Energy Transfer LP, Jr. Sub. Notes, (H15T5Y + 5.306%), 7.125%, 05/15/30(b),(c),(d)	Ba2/BB	160	135,667
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa3/BBB-	398	358,978
Enterprise Products Operating LLC, Co. Gty., (TSFR3M + 2.832%), 5.375%, 02/15/78(b),(c)	Baa2/BBB	342	282,926
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	20	20,214
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,044,076
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 6.750%, 01/15/27, 144A(b)	B3/B+	110	104,775
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 8.875%, 07/15/28, 144A(b)	B3/B+	203	204,269
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,112,313
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	1,613,562
MPLX LP, Sr. Unsec. Notes, 4.250%, 12/01/27(b)	Baa2/BBB	901	855,413
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	627,856
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	451,351
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	937,618
ONEOK, Inc., Co. Gty., 6.100%, 11/15/32(b)	Baa2/BBB	177	179,996
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa3/BBB-	1,000	1,025,399
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Baa3/BBB-	1,177	1,132,710
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	295,678
Western Midstream Operating LP, Sr. Unsec. Notes, 6.150%, 04/01/33(b)	Baa3/BBB-	53	53,143
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	999,936
			13,255,994
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
REITS (2.79%)
Boston Properties LP, Sr. Unsec. Notes, 3.800%, 02/01/24(b)	Baa1/BBB+	$ 288	$ 281,803
Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.850%, 02/01/25(b)	Baa3/BBB-	161	153,977
EPR Properties, Sr. Unsec. Notes, 3.600%, 11/15/31(b)	Baa3/BBB-	533	415,698
Extra Space Storage LP, Co. Gty., 5.700%, 04/01/28(b)	Baa2/BBB	129	128,835
Extra Space Storage LP, Co. Gty., 3.900%, 04/01/29(b)	Baa2/BBB	371	337,807
Extra Space Storage LP, Co. Gty., 2.350%, 03/15/32(b)	Baa2/BBB	267	208,555
GLP Capital LP, Co. Gty., 3.250%, 01/15/32(b)	Ba1/BBB-	154	124,204
Iron Mountain, Inc., Co. Gty., 5.000%, 07/15/28, 144A(b)	Ba3/BB-	59	54,662
Iron Mountain, Inc., Co. Gty., 7.000%, 02/15/29, 144A(b)	Ba3/BB-	370	370,697
Rexford Industrial Realty LP, Co. Gty., 2.150%, 09/01/31(b)	Baa2/BBB+	360	280,561
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	359,460
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	1,796,767
Simon Property Group LP, Sr. Unsec. Notes, 5.850%, 03/08/53(b)	A3/A-	271	268,726
VICI Properties LP, Co. Gty., 3.500%, 02/15/25, 144A(b)	Ba1/BBB-	385	367,873
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa2/BBB+	36	24,733
			5,174,358
RETAIL (0.63%)
Macy's Retail Holdings LLC, Co. Gty., 5.875%, 03/15/30, 144A(b)	Ba2/BB+	314	279,808
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	99,746
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	891	785,668
			1,165,222
SEMICONDUCTORS (1.40%)
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB-	166	122,066
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB-	1,655	1,356,891
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa3/BBB-	1,109	837,548
Intel Corp., Sr. Unsec. Notes, 5.200%, 02/10/33(b)	A2/A	92	92,820
Intel Corp., Sr. Unsec. Notes, 5.700%, 02/10/53(b)	A2/A	61	62,059
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	129,232
			2,600,616
SOFTWARE (1.70%)
Fiserv, Inc., Sr. Unsec. Notes, 5.600%, 03/02/33(b)	Baa2/BBB	121	123,109
Oracle Corp., Sr. Unsec. Notes, 2.300%, 03/25/28(b)	Baa2/BBB	1,130	996,834
Oracle Corp., Sr. Unsec. Notes, 3.650%, 03/25/41(b)	Baa2/BBB	1,745	1,341,933
Oracle Corp., Sr. Unsec. Notes, 5.550%, 02/06/53(b)	Baa2/BBB	80	77,378
VMware, Inc., Sr. Unsec. Notes, 2.200%, 08/15/31(b)	Baa3/BBB-	788	619,074
			3,158,328
TELECOMMUNICATIONS (3.21%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	473,216
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	374,774
AT&T, Inc., Sr. Unsec. Notes, 3.550%, 09/15/55(b)	Baa2/BBB	2,195	1,534,541
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f)	Baa1/BBB+	2,000	2,393,820
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B	255	220,003
T-Mobile USA, Inc., Co. Gty., 4.950%, 03/15/28(b)	Baa2/BBB	83	81,672
Verizon Communications, Inc., Sr. Unsec. Notes, 2.550%, 03/21/31(b)	Baa1/BBB+	457	381,276
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	500,951
			5,960,253
TRANSPORTATION (0.72%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.350%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	241,222
Ryder System, Inc., Sr. Unsec. Notes, 5.250%, 06/01/28(b)	Baa2/BBB+	273	269,334
Simpar Europe SA, Co. Gty., 5.200%, 01/26/31, 144A(b)	NA/BB-	544	431,945
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	A3/A-	503	397,617
			1,340,118
TOTAL CORPORATE DEBT SECURITIES (Cost of $164,847,010)			152,395,592

ASSET-BACKED SECURITIES (12.34%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	904	790,176
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.300%, 06/21/28, 144A(b)	Aaa/NA	91	90,474
Antares CLO, Ltd., Series 2017-1A, Class CR, (3M LIBOR + 2.700%), 7.950%, 04/20/33, 144A(b),(e)	NA/A	1,092	1,025,664
Apidos CLO XXXIX, Ltd., Series 2022-39A, Class A1, (TSFR3M + 1.300%), 6.356%, 04/21/35, 144A(b),(e)	Aaa/AA+	950	930,697
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 08/20/26, 144A(b)	Aaa/NA	255	237,073
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	332	273,996
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
ASSET-BACKED SECURITIES (Continued)
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A1, (TSFR3M + 1.780%), 6.766%, 04/15/34, 144A(b),(e)	Aaa/NA	$1,500	$ 1,467,900
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/AA-	612	548,757
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	502,711
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	599	521,221
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	541	458,595
Eaton Vance CLO, Ltd., Series 2020-1A, Class AR, (3M LIBOR + 1.170%), 6.430%, 10/15/34, 144A(b),(e)	NA/AAA	1,500	1,465,572
Flexential Issuer, Series 2021-1A, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	483,835
Ford Credit Auto Owner Trust, Series 2022-C, Class B, 5.030%, 02/15/28(b)	Aaa/AA+	565	555,767
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, (3M LIBOR + 1.550%), 6.810%, 10/15/33, 144A(b),(e)	NA/AAA	600	583,254
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class C, (3M LIBOR + 2.100%), 7.426%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,115,499
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	181	153,844
IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class BR, (3M LIBOR + 2.900%), 8.150%, 07/20/33, 144A(b),(e)	NA/A-	866	812,418
Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/32, 144A(b)	NA/NA	66	65,858
MCF CLO IX, Ltd., Series 2019-1A, Class A1R, (TSFR3M + 1.500%), 6.486%, 07/17/31, 144A(b),(e)	NA/AAA	556	549,558
MF1, Ltd., Series 2021-FL7, Class AS, (1M LIBOR + 1.450%), 6.607%, 10/16/36, 144A(b),(e)	NA/NA	923	889,536
MF1, Ltd., Series 2022-FL8, Class C, (Secured Overnight Financing Rate 30 Day Average + 2.200%), 7.267%, 02/19/37, 144A(b),(e)	NA/NA	448	428,014
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	96	83,617
Neuberger Berman Loan Advisers CLO 47, Ltd., Series 2022-47A, Class A, (TSFR3M + 1.300%), 6.290%, 04/14/35, 144A(b),(e)	Aaa/NA	937	916,673
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/AA-	1,063	905,047
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, (1M LIBOR + 3.000%), 8.150%, 03/25/26, 144A(b),(e)	NA/NA	566	546,311
Purewest Funding LLC, Series 2021-1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	179	168,541
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, 10/16/28(b)	Aa1/A	352	340,790
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.890%, 03/22/27, 144A(b)	Aaa/AAA	213	212,717
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,177	1,009,312
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR + 0.750%), 5.943%, 10/15/35, 144A(b),(e)	Aaa/AAA	255	252,323
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.560%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,028,842
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	838	705,909
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A	443	365,953
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	Aaa/AA+	33	31,477
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(g)	NA/A	1,060	879,017
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	625	495,599
TOTAL ASSET-BACKED SECURITIES (Cost of $24,852,107)			22,892,547

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.57%)
BXHPP Trust, Series 2021-FILM, Class C, (1M LIBOR + 1.100%), 6.293%, 08/15/36, 144A(e)	NA/NA	167	149,124
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	189	166,940
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class A1, 2.277%, 04/25/61, 144A(b),(e)	NA/NA	902	747,798
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $1,257,723)			1,063,862

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.11%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	30	30,295
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	112	115,100
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	51	51,269
GNSF Pool #417239, 7.000%, 02/15/26	Aaa/AA+	1	1,024
GNSF Pool #780374, 7.500%, 12/15/23(h)	Aaa/AA+	0	6
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $185,750)			197,694

MUNICIPAL BONDS (1.27%)
City of San Francisco CA Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	155,493
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	1,885,483
University of Michigan, 3.599%, 04/01/47	Aaa/AAA	365	317,624
TOTAL MUNICIPAL BONDS (Cost of $2,040,775)			2,358,600

U.S. TREASURY OBLIGATIONS (1.32%)
United States Treasury Bonds, 3.875%, 02/15/43	Aaa/AA+	806	784,951
United States Treasury Bonds, 1.375%, 08/15/50	Aaa/AA+	251	145,551
United States Treasury Bonds, 3.625%, 02/15/53	Aaa/AA+	680	651,238
United States Treasury Notes, 0.125%, 08/15/23	Aaa/AA+	150	149,091
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
U.S. TREASURY OBLIGATIONS (Continued)
United States Treasury Notes, 3.625%, 05/31/28	Aaa/AA+	$ 257	$ 251,102
United States Treasury Notes, 3.500%, 04/30/30	Aaa/AA+	490	475,606
TOTAL U.S. TREASURY OBLIGATIONS (Cost of $2,503,120)			2,457,539

GOVERNMENT BONDS (0.64%)
Hungary Government International Bond, Sr. Unsec. Notes, 6.750%, 09/25/52, 144A	Baa2/BBB-	200	206,090
Korea National Oil Corp., Sr. Unsec. Notes, 1.750%, 04/18/25, 144A	Aa2/AA	208	194,309
Saudi Government International Bond, Sr. Unsec. Notes, 5.500%, 10/25/32, 144A	A1/NA	631	661,995
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/35, 144A	NA/CCC	551	126,730
TOTAL GOVERNMENT BONDS (Cost of $1,581,347)			1,189,124
TOTAL INVESTMENTS (98.37%) (Cost of $197,267,832)			182,554,958
OTHER ASSETS AND LIABILITIES (1.63%)			3,024,046
NET ASSETS (100.00%)			$185,579,004
At June 30, 2023, the Fund had the following open futures contracts:
Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/23	53	$10,930,813	$10,777,219	$(153,594)
U.S. Treasury 5-Year Notes	09/23	30	3,246,109	3,212,812	(33,297)
U.S. Treasury Long Bonds	09/23	32	4,067,803	4,061,000	(6,803)
U.S. Treasury Ultra Bonds	09/23	71	9,592,813	9,671,531	78,718
					(114,976)
Short Futures Outstanding
U.S. Treasury 10-Year Notes	09/23	33	(3,766,080)	(3,704,766)	61,314
U.S. Treasury Ultra 10-Year Notes	09/23	25	(2,991,725)	(2,960,937)	30,788
					92,102
Net unrealized depreciation on open futures contracts					$(22,874)

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2023 and may have changed subsequently.
(b)	This security is callable.
(c)	Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2023. Security will convert at a future date to a floating rate of reference rate and spread in the description above.
(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at June 30, 2023.
(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2023.
(g)	Denotes a step-up bond. The rate indicated is the current coupon as of June 30, 2023.
(h)	Principal amount less than $1,000.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2023, these securities amounted to $70,549,112 or 38.02% of net assets.
Legend
Certs. – Certificates
CLO – Collateralized Loan Obligation
Co. Gty. – Company Guaranty
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNSF – Government National Mortgage Association (Single Family)
GO – Government Obligation
H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
Jr. – Junior
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Sec. – Secured
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
SOFRRATE – Secured Overnight Financing Rate
Sr. – Senior
Sub. – Subordinated
SW5 – 5-year USD Swap Semiannual 30/360
TSFR3M – 3-month Term Secured Overnight Financing Rate
Unsec. – Unsecured
The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
June 30, 2023
(unaudited)
A. Security Valuation – In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services which are unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.
In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when-issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2023, there were no securities valued using fair value procedures.
Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•     Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•     Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•     Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2023.
Assets:	Total Market Value at 06/30/23	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LONG-TERM INVESTMENTS
CORPORATE DEBT SECURITIES	$152,395,592	$—	$152,395,592	$—
MUNICIPAL BONDS	2,358,600	—	2,358,600	—
ASSET-BACKED SECURITIES	22,892,547	—	22,892,547	—
GOVERNMENT BONDS	1,189,124	—	1,189,124	—
U.S. TREASURY OBLIGATIONS	2,457,539	—	2,457,539	—

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
June 30, 2023 (concluded)
(unaudited)
Assets:	Total Market Value at 06/30/23	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
RESIDENTIAL MORTGAGE-BACKED SECURITIES	$197,694	$—	$197,694	$—
COMMERCIAL MORTGAGE-BACKED SECURITIES	1,063,862	—	1,063,862	—
DERIVATIVES
SHORT FUTURES	92,102	92,102	—	—
LONG FUTURES	78,718	78,718	—	—
TOTAL ASSETS	$182,725,778	$170,820	$182,554,958	$—
Liabilities:
FUTURES CONTRACTS	$193,694	$193,694	$—	$—
At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2023, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.
Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2023, the Fund did not hold any Level 3 securities.
For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.